             STANDARD AND POOR'S DEPOSITARY RECEIPTS(R) ("SPDR(R)")

                              SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2008

"STANDARD & POOR'S(R)", "S&P(R)", "S&P 500(R)", "STANDARD & POOR'S 500(R)", "500", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDRS(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. STATE STREET GLOBAL MARKETS, LLC IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A "LICENSE AGREEMENT" WITH STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., AND SPDR TRUST, SERIES 1, IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A SUBLICENSE FROM STATE STREET GLOBAL MARKETS, LLC. SPDR TRUST, SERIES 1 IS NOT, HOWEVER, SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST, SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------
OBJECTIVE:
The SPDR Trust, Series 1 (the "Trust") is an exchange traded fund designed to generally correspond to the price yield performance of the S&P 500 Index (the "Index").

STRATEGY:
The Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach is expected to result in low tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:
For the twelve months ended September 30, 2008 the Trust returned -21.84% on net asset value and the Index returned -21.98%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 billion loan, and the government unveiled plans for a $700 billion program to attempt to stabilize markets.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The Index underperformed mid cap stocks by more than 4 percentage points during the year, as the S&P MidCap 400 fell 16.68%. This relative under performance was even more pronounced when compared to the Russell 2000 Index, which posted a decline of 14.48%. In terms of style, the Index's performance was mixed; it outperformed the S&P/Citigroup Value Index which declined by 24.50% while the Index modestly underperformed relative to the S&P 500/Citigroup Growth which fell by 19.44%. By comparison, International stocks posted even worse results as evidenced by the MSCI EAFE Index which returned -30.50% and the MSCI ACWI ex US Index which fell 30%.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
3M Co. ....................   6,384,146  $   436,101,013
Abbott Laboratories........  14,072,745      810,308,657
Abercrombie & Fitch Co.
  (Class A)................     789,574       31,148,694
Adobe Systems, Inc. *......   4,845,251      191,242,057
Advanced Micro Devices,
  Inc. *...................   5,437,852       28,548,723
AES Corp. *................   6,112,838       71,459,076
Aetna, Inc. ...............   4,318,956      155,957,501
Affiliated Computer
  Services, Inc. (Class
  A) *.....................     879,867       44,547,666
AFLAC, Inc. ...............   4,355,660      255,895,025
Agilent Technologies,
  Inc. *...................   3,279,951       97,283,347
Air Products & Chemicals,
  Inc. ....................   1,924,941      131,839,209
AK Steel Holding Corp. ....   1,012,672       26,248,458
Akamai Technologies,
  Inc. *...................   1,533,373       26,742,025
Alcoa, Inc. ...............   7,423,971      167,633,265
Allegheny Energy, Inc. ....   1,528,482       56,202,283
Allegheny Technologies,
  Inc. ....................     922,819       27,269,301
Allergan, Inc. ............   2,795,124      143,948,886
Allied Waste Industries,
  Inc. *...................   3,071,090       34,119,810
Allstate Corp. ............   4,950,674      228,325,085
Altera Corp. ..............   2,735,659       56,573,428
Altria Group, Inc. ........  18,803,347      373,058,404
Amazon.com, Inc. *.........   2,917,949      212,309,969
Ameren Corp. ..............   1,906,900       74,426,307
American Capital Ltd. .....   1,858,670       47,414,672
American Electric Power
  Co., Inc. ...............   3,657,173      135,425,116
American Express Co. ......  10,584,134      374,995,868
American International
  Group, Inc. .............  24,493,319       81,562,752
American Tower Corp. (Class
  A) *.....................   3,596,076      129,350,854
Ameriprise Financial,
  Inc. ....................   1,981,322       75,686,500
AmerisourceBergen Corp. ...   1,465,763       55,185,977
Amgen, Inc. *..............   9,663,555      572,758,905
Amphenol Corp. (Class A) ..   1,584,483       63,601,148
Anadarko Petroleum Corp. ..   4,269,685      207,122,419
Analog Devices, Inc. ......   2,647,237       69,754,695
Anheuser-Busch Cos.,
  Inc. ....................   6,574,951      426,582,821
Aon Corp. .................   2,546,799      114,504,083
Apache Corp. ..............   3,059,168      319,010,039
Apartment Investment &
  Management Co. (Class
  A).......................     781,575       27,370,757

Apollo Group, Inc. (Class
  A) *.....................     980,147       58,122,717
Apple, Inc. *..............   8,091,031      919,626,583
Applied Biosystems, Inc. ..   1,533,313       52,515,970
Applied Materials, Inc. ...  12,247,978      185,311,907
Archer-Daniels-Midland
  Co. .....................   5,869,746      128,606,135
Ashland, Inc. .............     508,861       14,879,096
Assurant, Inc. ............   1,077,066       59,238,630
AT&T, Inc. ................  53,822,854    1,502,734,084
Autodesk, Inc. *...........   2,046,239       68,651,318
Automatic Data Processing,
  Inc. ....................   4,658,825      199,164,769
AutoNation, Inc. *.........     995,409       11,188,397
AutoZone, Inc. *...........     381,395       47,041,259
AvalonBay Communities,
  Inc. ....................     702,113       69,101,961
Avery Dennison Corp. ......     959,457       42,676,647
Avon Products, Inc. .......   3,894,728      161,903,843
Baker Hughes, Inc. ........   2,811,193      170,189,624
Ball Corp. ................     889,474       35,125,328
Bank of America Corp. .....  41,649,011    1,457,715,385
Bank of New York Mellon
  Corp. ...................  10,483,024      341,536,922
Barr Pharmaceuticals,
  Inc. *...................     987,005       64,451,426
Baxter International,
  Inc. ....................   5,741,636      376,823,571
BB&T Corp. ................   4,993,437      188,751,919
Becton, Dickinson & Co. ...   2,226,992      178,738,378
Bed Bath & Beyond, Inc. *..   2,364,116       74,256,884
Bemis Co., Inc. ...........     910,035       23,852,017
Best Buy Co., Inc. ........   3,088,667      115,825,012
Big Lots, Inc. *...........     745,236       20,739,918
Biogen Idec, Inc. *........   2,649,644      133,250,597
BJ Services Co. ...........   2,683,515       51,335,642
Black & Decker Corp. ......     554,749       33,701,002
BMC Software, Inc. *.......   1,740,574       49,832,634
Boeing Co. ................   6,757,705      387,554,382
Boston Properties, Inc. ...   1,091,583      102,237,664
Boston Scientific Corp. *..  13,672,046      167,756,004
Bristol-Myers Squibb Co. ..  18,108,831      377,569,126
Broadcom Corp. (Class
  A) *.....................   4,069,181       75,808,842
Brown-Forman Corp. (Class
  B).......................     719,779       51,687,330
Burlington Northern Santa
  Fe Corp. ................   2,578,378      238,319,479
C.H. Robinson Worldwide,
  Inc. ....................   1,555,661       79,276,485
C.R. Bard, Inc. ...........     905,996       85,951,841
CA, Inc. ..................   3,567,304       71,203,388
Cabot Oil & Gas Corp. .....     921,214       33,292,674
Cameron International
  Corp. *..................   1,979,206       76,278,599
Campbell Soup Co. .........   1,933,114       74,618,200
Capital One Financial
  Corp. ...................   3,436,713      175,272,363
Cardinal Health, Inc. .....   3,284,959      161,882,780
Carnival Corp. ............   3,973,106      140,449,297
Caterpillar, Inc. .........   5,565,474      331,702,250

CB Richard Ellis Group,
  Inc. (Class A) *.........   1,575,611       21,065,919
CBS Corp. (Class B)........   6,188,503       90,228,374
Celgene Corp. *............   4,154,747      262,912,390
CenterPoint Energy, Inc. ..   3,122,042       45,488,152
Centex Corp. ..............   1,088,379       17,631,740
CenturyTel, Inc. ..........     934,607       34,253,347
CF Industries Holdings,
  Inc. ....................     512,616       46,883,859
Charles Schwab Corp. ......   8,532,570      221,846,820
Chesapeake Energy Corp. ...   4,766,208      170,916,219
Chevron Corp. .............  18,764,198    1,547,671,051


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Chubb Corp. ...............   3,296,827  $   180,995,802
Ciena Corp. *..............     823,761        8,303,511
CIGNA Corp. ...............   2,508,993       85,255,582
Cincinnati Financial
  Corp. ...................   1,487,198       42,295,911
Cintas Corp. ..............   1,194,860       34,304,431
Cisco Systems, Inc. *......  53,951,922    1,217,155,360
CIT Group, Inc. ...........   2,597,068       18,075,593
Citigroup, Inc. ...........  49,734,759    1,020,059,907
Citrix Systems, Inc. *.....   1,672,359       42,243,788
Clorox Co. ................   1,257,919       78,858,942
CME Group, Inc. ...........     609,094      226,284,512
CMS Energy Corp. ..........   2,034,763       25,373,495
Coach, Inc. *..............   3,075,562       77,012,072
Coca-Cola Co. .............  18,156,169      960,098,217
Coca-Cola Enterprises,
  Inc. ....................   2,890,235       48,469,241
Cognizant Technology
  Solutions Corp. (Class
  A) *.....................   2,640,445       60,281,359
Colgate-Palmolive Co. .....   4,616,666      347,865,783
Comcast Corp. (Class A)....  26,639,913      522,941,492
Comerica, Inc. ............   1,373,347       45,032,048
Computer Sciences Corp. *..   1,378,552       55,404,005
Compuware Corp. *..........   2,374,962       23,013,382
ConAgra Foods, Inc. .......   4,146,289       80,686,784
ConocoPhillips.............  13,880,852    1,016,772,409
CONSOL Energy, Inc. .......   1,665,413       76,425,803

Consolidated Edison,
  Inc. ....................   2,485,178      106,763,247
Constellation Brands, Inc.
  (Class A) *..............   1,759,376       37,756,209
Constellation Energy Group,
  Inc. ....................   1,623,036       39,439,775
Convergys Corp. *..........   1,123,799       16,609,749
Cooper Industries, Ltd.
  (Class A)................   1,588,099       63,444,555
Corning, Inc. .............  14,368,785      224,727,797
Costco Wholesale Corp. ....   3,975,990      258,161,031
Coventry Health Care,
  Inc. *...................   1,352,251       44,015,770
Covidien, Ltd. ............   4,590,038      246,760,443
CSX Corp. .................   3,728,351      203,456,114
Cummins, Inc. .............   1,845,325       80,677,609
CVS Caremark Corp. ........  13,101,691      441,002,919
D.R. Horton, Inc. .........   2,516,932       32,770,455
Danaher Corp. .............   2,324,932      161,350,281
Darden Restaurants, Inc. ..   1,280,770       36,668,445
DaVita, Inc. *.............     936,880       53,411,529
Dean Foods Co. *...........   1,370,706       32,019,692
Deere & Co. ...............   3,899,830      193,041,585
Dell, Inc. *...............  15,918,934      262,344,032
Developers Diversified
  Realty Corp. ............   1,094,317       34,678,906
Devon Energy Corp. ........   4,039,160      368,371,392
Dillard's, Inc. (Class A)..     522,686        6,167,695
DIRECTV Group, Inc. *......   5,272,005      137,968,371
Discover Financial
  Services.................   4,348,691       60,098,910
Dominion Resources, Inc. ..   5,304,194      226,913,419
Dover Corp. ...............   1,725,716       69,977,784
Dow Chemical Co. ..........   8,443,882      268,346,570
DTE Energy Co. ............   1,492,711       59,887,565
Du Pont (E.I.) de Nemours &
  Co. .....................   8,252,208      332,563,982
Duke Energy Corp. .........  11,519,144      200,778,680
Dynegy, Inc. (Class A) *...   4,473,947       16,016,730
E*TRADE Financial Corp. *..   4,914,285       13,759,998
Eastman Chemical Co. ......     696,996       38,376,600
Eastman Kodak Co. .........   2,601,832       40,016,176
Eaton Corp. ...............   1,501,304       84,343,259
eBay, Inc. *...............   9,977,853      223,304,350
Ecolab, Inc. ..............   1,599,386       77,602,209
Edison International.......   2,972,381      118,598,002
El Paso Corp. .............   6,395,017       81,600,417
Electronic Arts, Inc. *....   2,895,616      107,108,836
Eli Lilly & Co. ...........   9,148,035      402,787,981
Embarq Corp. ..............   1,301,794       52,787,747
EMC Corp. *................  18,857,577      225,536,621
Emerson Electric Co. ......   7,083,577      288,939,106
ENSCO International,
  Inc. ....................   1,314,813       75,772,673
Entergy Corp. .............   1,745,510      155,367,845
EOG Resources, Inc. .......   2,263,482      202,491,100
Equifax, Inc. .............   1,179,457       40,632,294
Equity Residential
  Properties Trust.........   2,461,040      109,294,786
Estee Lauder Cos., Inc.
  (Class A)................   1,042,176       52,015,004
Exelon Corp. ..............   6,012,437      376,498,805
Expedia, Inc. *............   1,910,747       28,871,387
Expeditors International of
  Washington, Inc. ........   1,946,446       67,814,179
Express Scripts, Inc. *....   2,254,395      166,419,439
Exxon Mobil Corp. .........  47,416,123    3,682,336,112
Family Dollar Stores,
  Inc. ....................   1,281,766       30,377,854
Fastenal Co. ..............   1,173,682       57,968,154
Federated Investors, Inc.
  (Class B)................     797,101       22,996,364
FedEx Corp. ...............   2,846,157      224,960,249
Fidelity National
  Information Services,
  Inc. ....................   1,729,806       31,932,219
Fifth Third Bancorp........   5,259,138       62,583,742
First Horizon National
  Corp. ...................   1,772,274       16,588,485
FirstEnergy Corp. .........   2,779,176      186,177,000
Fiserv, Inc. *.............   1,500,470       71,002,240
Fluor Corp. ...............   1,620,829       90,280,175
Ford Motor Co. *...........  20,491,960      106,558,192
Forest Laboratories,
  Inc. *...................   2,782,434       78,687,234
Fortune Brands, Inc. ......   1,369,356       78,546,260
FPL Group, Inc. ...........   3,716,899      186,960,020


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Franklin Resources, Inc. ..   1,391,806  $   122,659,863
Freeport-McMoRan Copper &
  Gold, Inc. ..............   3,493,877      198,626,907
Frontier Communications
  Corp. ...................   2,944,253       33,858,910
GameStop Corp. (Class
  A) *.....................   1,472,567       50,376,517
Gannett Co., Inc. .........   2,091,843       35,373,065
General Dynamics Corp. ....   3,632,590      267,431,276
General Electric Co. ......  90,815,640    2,315,798,820
General Growth Properties,
  Inc. ....................   2,095,664       31,644,526
General Mills, Inc. .......   3,057,453      210,108,170
General Motors Corp. ......   5,159,916       48,761,206
Genuine Parts Co. .........   1,492,191       60,001,000
Genworth Financial, Inc.
  (Class A)................   3,953,757       34,041,848
Genzyme Corp. *............   2,457,355      198,775,446
Gilead Sciences, Inc. *....   8,399,387      382,844,059
Goldman Sachs Group,
  Inc. ....................   3,961,415      507,061,120
Goodrich Corp. ............   1,145,032       47,633,331
Goodyear Tire & Rubber
  Co. *....................   2,195,526       33,613,503
Google, Inc., (Class A) *..   2,181,725      873,824,497
H&R Block, Inc. ...........   2,974,006       67,658,636
H.J. Heinz Co. ............   2,851,252      142,477,062
Halliburton Co. ...........   8,019,702      259,758,148
Harley-Davidson, Inc. .....   2,156,762       80,447,223
Harman International
  Industries, Inc. ........     531,600       18,111,612
Harris Corp. ..............   1,180,085       54,519,927
Hartford Financial Services
  Group, Inc. .............   2,761,449      113,191,795

Hasbro, Inc. ..............   1,153,212       40,039,521
HCP, Inc. .................   2,299,729       92,288,125
Hercules, Inc. ............   1,045,814       20,696,659
Hershey Co. ...............   1,527,324       60,390,391
Hess Corp. ................   2,587,654      212,394,640
Hewlett-Packard Co. .......  22,358,014    1,033,834,567
Home Depot, Inc. ..........  15,505,411      401,435,091
Honeywell International,
  Inc. ....................   6,809,061      282,916,485
Hospira, Inc. *............   1,453,313       55,516,557
Host Hotels & Resorts,
  Inc. ....................   4,764,317       63,317,773
Hudson City Bancorp,
  Inc. ....................   4,741,968       87,489,310
Humana, Inc. *.............   1,540,291       63,459,989
Huntington Bancshares,
  Inc. ....................   3,298,417       26,354,352
Illinois Tool Works,
  Inc. ....................   3,656,892      162,548,849
IMS Health, Inc. ..........   1,665,818       31,500,618
Ingersoll-Rand Co., Ltd.
  (Class A)................   2,902,598       90,473,980
Integrys Energy Group,
  Inc. ....................     698,673       34,891,730
Intel Corp. ...............  51,347,765      961,743,638
IntercontinentalExchange,
  Inc. *...................     685,578       55,312,433
International Business
  Machines Corp. ..........  12,374,132    1,447,278,479
International Flavors &
  Fragrances, Inc. ........     732,439       28,902,043
International Game
  Technology...............   2,823,417       48,506,304
International Paper Co. ...   3,889,892      101,837,373
Interpublic Group of Cos.,
  Inc. *...................   4,314,306       33,435,872
Intuit, Inc. *.............   2,930,174       92,622,800
Intuitive Surgical,
  Inc. *...................     350,994       84,582,534
Invesco Ltd. ..............   3,527,285       74,002,439
ITT Corp. .................   1,656,430       92,114,072
J.C. Penney Co., Inc. .....   2,011,138       67,051,341
Jabil Circuit, Inc. .......   1,879,912       17,934,360
Jacobs Engineering Group,
  Inc. *...................   1,112,998       60,446,921
Janus Capital Group,
  Inc. ....................   1,458,014       35,400,580
JDS Uniphase Corp. *.......   1,957,201       16,557,920
Johnson & Johnson..........  25,510,995    1,767,401,734
Johnson Controls, Inc. ....   5,406,594      163,981,996
Jones Apparel Group,
  Inc. ....................     769,124       14,236,485
JPMorgan Chase & Co. ......  33,630,620    1,570,549,954
Juniper Networks, Inc. *...   4,965,774      104,628,858
KB HOME....................     695,730       13,691,966
Kellogg Co. ...............   2,286,949      128,297,839
KeyCorp....................   4,521,713       53,989,253
Kimberly-Clark Corp. ......   3,790,676      245,787,432
Kimco Realty Corp. ........   2,086,386       77,071,099
King Pharmaceuticals,
  Inc. *...................   2,216,671       21,235,708
KLA-Tencor Corp. ..........   1,556,685       49,269,080
Kohl's Corp. *.............   2,780,136      128,108,667
Kraft Foods, Inc. (Class
  A).......................  13,858,831      453,876,715
Kroger Co. ................   5,978,790      164,297,149
L-3 Communications
  Holdings, Inc. ..........   1,108,213      108,959,502

Laboratory Corp. of America
  Holdings *...............   1,012,794       70,389,183
Legg Mason, Inc. ..........   1,290,300       49,108,818
Leggett & Platt, Inc. .....   1,467,463       31,976,019
Lennar Corp. (Class A).....   1,256,285       19,082,969
Leucadia National Corp. ...   1,614,488       73,362,335
Lexmark International, Inc.
  (Class A) *..............     801,346       26,099,839
Limited Brands, Inc. ......   2,609,662       45,199,346
Lincoln National Corp. ....   2,344,581      100,371,513
Linear Technology Corp. ...   2,025,044       62,087,849
Liz Claiborne, Inc. .......     863,846       14,192,990
Lockheed Martin Corp. .....   3,039,470      333,338,675
Loews Corp. ...............   3,302,340      130,409,407
Lorillard, Inc. ...........   1,586,430      112,874,494
Lowe's Cos., Inc. .........  13,406,523      317,600,530
LSI Logic Corp. *..........   5,821,997       31,205,904
M&T Bank Corp. ............     701,534       62,611,909


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Macy's, Inc. ..............   3,833,832  $    68,932,299
Manitowoc Co., Inc. .......   1,178,715       18,329,018
Marathon Oil Corp. ........   6,445,431      256,979,334
Marriott International,
  Inc. (Class A)...........   2,697,641       70,381,454
Marsh & McLennan Cos.,
  Inc. ....................   4,672,431      148,396,409
Marshall & Ilsley Corp. ...   2,383,537       48,028,271
Masco Corp. ...............   3,303,037       59,256,484
Massey Energy Co. .........     740,524       26,414,491
MasterCard, Inc. (Class
  A).......................     661,785      117,354,334
Mattel, Inc. ..............   3,294,317       59,429,479
MBIA, Inc. ................   1,834,118       21,826,004
McCormick & Co., Inc. .....   1,169,677       44,974,081
McDonald's Corp. ..........  10,267,221      633,487,536
McGraw-Hill Cos., Inc. ....   2,899,498       91,653,132
McKesson Corp. ............   2,527,877      136,025,061
MeadWestvaco Corp. ........   1,580,068       36,831,385
Medco Health Solutions,
  Inc. *...................   4,613,920      207,626,400
Medtronic, Inc. ...........  10,300,234      516,041,723
MEMC Electronic Materials,
  Inc. *...................   2,072,717       58,574,982
Merck & Co., Inc. .........  19,558,646      617,270,868
Meredith Corp. ............     342,645        9,607,766
Merrill Lynch & Co.,
  Inc. ....................  13,966,822      353,360,597
MetLife, Inc. .............   6,268,792      351,052,352
MGIC Investment Corp. .....   1,097,476        7,715,256
Microchip Technology,
  Inc. ....................   1,686,829       49,643,377
Micron Technology, Inc. *..   6,818,333       27,614,249
Microsoft Corp. ...........  71,681,583    1,913,181,450
Millipore Corp. *..........     503,725       34,656,280
Molex, Inc. ...............   1,268,381       28,475,153
Molson Coors Brewing Co.
  (Class B)................   1,373,330       64,203,177

Monsanto Co. ..............   5,021,081      496,986,597
Monster Worldwide, Inc. *..   1,142,757       17,038,507
Moody's Corp. .............   1,802,967       61,300,878
Morgan Stanley.............  10,093,448      232,149,304
Motorola, Inc. ............  20,587,134      146,992,137
Murphy Oil Corp. ..........   1,733,409      111,180,853
Mylan, Inc. *..............   2,742,154       31,315,399
Nabors Industries, Ltd. *..   2,561,710       63,837,813
National City Corp. .......   6,938,218       12,141,882
National Semiconductor
  Corp. ...................   1,791,435       30,830,596
National-Oilwell Varco,
  Inc. *...................   3,816,758      191,715,754
NetApp, Inc. *.............   2,993,615       54,573,601
New York Times Co. (Class
  A).......................   1,075,695       15,371,682
Newell Rubbermaid, Inc. ...   2,500,822       43,164,188
Newmont Mining Corp.
  (Holding Co.)............   4,176,672      161,887,807
News Corp. (Class A).......  20,984,396      251,602,908
Nicor, Inc. ...............     403,436       17,892,387
NIKE, Inc. (Class B).......   3,584,112      239,777,093
NiSource, Inc. ............   2,481,294       36,623,899
Noble Corp. ...............   2,450,971      107,597,627
Noble Energy, Inc. ........   1,572,039       87,389,648
Nordstrom, Inc. ...........   1,463,378       42,174,554
Norfolk Southern Corp. ....   3,421,813      226,558,239
Northern Trust Corp. ......   2,012,013      145,267,339
Northrop Grumman Corp. ....   3,082,732      186,628,595
Novell, Inc. *.............   3,167,133       16,279,064
Novellus Systems, Inc. *...     918,941       18,048,001
Nucor Corp. ...............   2,894,497      114,332,631
NVIDIA Corp. *.............   5,047,222       54,055,748
NYSE Euronext..............   2,411,545       94,484,333
Occidental Petroleum
  Corp. ...................   7,459,154      525,497,399
Office Depot, Inc. *.......   2,473,580       14,396,236
Omnicom Group, Inc. .......   2,920,466      112,613,169
Oracle Corp. *.............  35,788,435      726,863,115
PACCAR, Inc. ..............   3,326,783      127,049,843
Pactiv Corp. *.............   1,185,568       29,437,653
Pall Corp. ................   1,095,224       37,664,753
Parker-Hannifin Corp. .....   1,532,938       81,245,714
Patterson Cos., Inc. *.....     843,225       25,642,472
Paychex, Inc. .............   2,925,866       96,641,354
Peabody Energy Corp. ......   2,472,585      111,266,325
Pepco Holdings, Inc. ......   1,821,368       41,727,541
Pepsi Bottling Group,
  Inc. ....................   1,246,056       36,347,454
PepsiCo., Inc. ............  14,298,555    1,019,058,015
PerkinElmer, Inc. .........   1,079,721       26,960,633
Pfizer, Inc. ..............  61,567,758    1,135,309,458
PG&E Corp. ................   3,252,140      121,792,643
Philip Morris
  International, Inc. .....  18,825,812      905,521,557
Pinnacle West Capital
  Corp. ...................     910,745       31,338,735
Pioneer Natural Resources
  Co. .....................   1,040,139       54,378,467
Pitney Bowes, Inc. ........   1,893,218       62,968,431
Plum Creek Timber Co.,
  Inc. ....................   1,563,973       77,979,694
PNC Financial Services
  Group, Inc. .............   3,155,655      235,727,428

Polo Ralph Lauren Corp.
  (Class A) ...............     525,868       35,043,844
PPG Industries, Inc. ......   1,498,124       87,370,592
PPL Corp. .................   3,398,934      125,828,537
Praxair, Inc. .............   2,880,886      206,674,762
Precision Castparts
  Corp. ...................   1,269,385      100,002,150
Principal Financial Group,
  Inc. ....................   2,357,584      102,531,328
Procter & Gamble Co. ......  27,700,446    1,930,444,082
Progress Energy, Inc. .....   2,376,785      102,510,737
Progressive Corp. .........   6,191,193      107,726,758
ProLogis...................   2,393,358       98,773,885
Prudential Financial,
  Inc. ....................   3,897,913      280,649,736


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Public Service Enterprise
  Group, Inc. .............   4,635,016  $   151,982,175
Public Storage, Inc. ......   1,145,218      113,388,034
Pulte Homes, Inc. .........   1,901,703       26,566,791
QLogic Corp. *.............   1,207,209       18,542,730
QUALCOMM, Inc. ............  14,980,395      643,707,573
Quest Diagnostics, Inc. ...   1,435,711       74,183,187
Questar Corp. .............   1,576,554       64,512,590
Qwest Communications
  International, Inc. .....  13,550,392       43,767,766
R.R. Donnelley & Sons
  Co. .....................   1,941,233       47,618,445
RadioShack Corp. ..........   1,196,613       20,677,473
Range Resources Corp. .....   1,410,397       60,463,719
Raytheon Co. ..............   3,811,788      203,968,776
Regions Financial Corp. ...   6,340,432       60,868,147
Reynolds American, Inc. ...   1,554,680       75,588,542
Robert Half International,
  Inc. ....................   1,447,041       35,814,265
Rockwell Automation,
  Inc. ....................   1,336,997       49,923,468
Rockwell Collins, Inc. ....   1,463,895       70,398,711
Rohm & Haas Co. ...........   1,130,718       79,150,260
Rowan Cos., Inc. ..........   1,028,483       31,420,156
Ryder System, Inc. ........     526,443       32,639,466
Safeway, Inc. .............   3,992,341       94,698,329
Salesforce.com, Inc. *.....     941,992       45,592,413
SanDisk Corp. *............   2,046,306       40,005,282
Sara Lee Corp. ............   6,444,192       81,390,145
Schering-Plough Corp. .....  14,868,475      274,620,733
Schlumberger, Ltd. ........  10,951,187      855,178,193
Scripps Networks
  Interactive (Class A)....     813,444       29,536,152
Sealed Air Corp. ..........   1,445,143       31,778,695
Sears Holdings Corp. *.....     526,083       49,188,761
Sempra Energy..............   2,250,294      113,572,338
Sherwin-Williams Co. ......     902,289       51,574,839
Sigma-Aldrich Corp. .......   1,149,949       60,280,327
Simon Property Group,
  Inc. ....................   2,047,716      198,628,452

SLM Corp. *................   4,243,412       52,363,704
Smith International,
  Inc. ....................   1,968,873      115,454,713
Snap-on, Inc. .............     518,900       27,325,274
Southern Co. ..............   7,044,732      265,515,949
Southwest Airlines Co. ....   6,680,304       96,931,211
Southwestern Energy Co. *..   3,120,732       95,307,155
Sovereign Bancorp, Inc. ...   4,948,310       19,545,825
Spectra Energy Corp. ......   5,630,316      134,001,521
Sprint Nextel Corp. .......  25,982,449      158,492,939
St. Jude Medical, Inc. *...   3,098,240      134,742,458
Stanley Works Co. .........     715,074       29,847,189
Staples, Inc. .............   6,501,411      146,281,747
Starbucks Corp. *..........   6,646,009       98,826,154
Starwood Hotels & Resorts
  Worldwide, Inc. .........   1,703,072       47,924,446
State Street Corp.(a)......   3,947,539      224,536,018
Stryker Corp. .............   2,260,337      140,818,995
Sun Microsystems, Inc. *...   6,877,119       52,266,104
Sunoco, Inc. ..............   1,072,714       38,167,164
SunTrust Banks, Inc. ......   3,235,163      145,549,983
SUPERVALU, Inc. ...........   1,937,883       42,052,061
Symantec Corp. *...........   7,663,010      150,041,736
Sysco Corp. ...............   5,481,987      169,009,659
T. Rowe Price Group,
  Inc. ....................   2,365,931      127,074,154
Target Corp. ..............   6,889,384      337,924,285
TECO Energy, Inc. .........   1,908,720       30,024,166
Tellabs, Inc. *............   3,626,469       14,723,464
Tenet Healthcare Corp. *...   3,817,319       21,186,120
Teradata Corp. *...........   1,638,192       31,944,744
Teradyne, Inc. *...........   1,559,487       12,179,593
Terex Corp. *..............     910,562       27,790,352
Tesoro Corp. ..............   1,243,181       20,500,055
Texas Instruments, Inc. ...  11,966,926      257,288,909
The Gap, Inc. .............   4,287,393       76,229,848
Textron, Inc. .............   2,261,196       66,207,819
Thermo Fisher Scientific,
  Inc. *...................   3,815,234      209,837,870
Tiffany & Co. .............   1,149,590       40,833,437
Time Warner, Inc. .........  32,707,681      428,797,698
Titanium Metals Corp. .....     776,953        8,810,647
TJX Cos., Inc. ............   3,828,787      116,854,579
Torchmark Corp. ...........     796,420       47,625,916
Total System Services,
  Inc. ....................   1,816,342       29,788,009
Transocean, Inc. *.........   2,918,541      320,572,543
Travelers Cos., Inc........   5,409,787      244,522,372
Tyco Electronics, Ltd. ....   4,311,579      119,258,275
Tyco International, Ltd. ..   4,341,253      152,030,680
Tyson Foods, Inc., (Class
  A).......................   2,740,852       32,725,773
U.S. Bancorp...............  15,903,149      572,831,427
Union Pacific Corp. .......   4,648,057      330,755,736
Unisys Corp. *.............   3,194,966        8,786,157
United Parcel Service, Inc.
  (Class B)................   9,203,558      578,811,763

United States Steel
  Corp. ...................   1,072,830       83,262,336
United Technologies
  Corp. ...................   8,803,662      528,747,940
UnitedHealth Group, Inc. ..  11,121,328      282,370,518
Unum Group.................   3,163,415       79,401,716
UST, Inc. .................   1,348,478       89,727,726
V.F. Corp. ................     798,290       61,715,800
Valero Energy Corp. .......   4,778,019      144,773,976
Varian Medical Systems,
  Inc. *...................   1,146,241       65,484,748
VeriSign, Inc. *...........   1,776,204       46,323,400
Verizon Communications,
  Inc. ....................  26,009,308      834,638,694


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Viacom, Inc. (Class B) *...   5,677,022  $   141,017,226
Vornado Realty Trust.......   1,252,261      113,893,138
Vulcan Materials Co. ......     996,237       74,219,656
W.W. Grainger, Inc. .......     592,074       51,492,676
Wachovia Corp. ............  19,740,731       69,092,558
Wal-Mart Stores, Inc. .....  20,470,531    1,225,980,102
Walt Disney Co. ...........  17,129,888      525,716,263
Walgreen Co. ..............   9,021,645      279,310,129
Washington Post Co. (Class
  B).......................      53,442       29,754,368
Waste Management, Inc. ....   4,473,414      140,867,807
Waters Corp. *.............     912,444       53,085,992
Watson Pharmaceuticals,
  Inc. *...................     952,715       27,152,378
Weatherford International,
  Ltd. *...................   6,189,202      155,596,538
WellPoint, Inc. *..........   4,682,182      218,985,652
Wells Fargo & Co. .........  30,221,932    1,134,229,108
Western Union Co. .........   6,659,296      164,284,832
Weyerhaeuser Co. ..........   1,917,833      116,182,323
Whirlpool Corp. ...........     685,078       54,319,835
Whole Foods Market, Inc. ..   1,262,697       25,291,821
Williams Cos., Inc. .......   5,263,338      124,477,944
Windstream Corp. ..........   4,068,902       44,513,788
Wm. Wrigley Jr. Co. .......   1,959,045      155,548,173

Wyeth......................  12,172,897      449,666,815
Wyndham Worldwide Corp. ...   1,615,912       25,385,978
Xcel Energy, Inc. .........   4,075,082       81,460,889
Xerox Corp. ...............   7,988,003       92,101,675
Xilinx, Inc. ..............   2,545,149       59,683,744
XL Capital, Ltd. (Class
  A).......................   2,788,338       50,022,784
XTO Energy, Inc. ..........   5,020,280      233,543,426
Yahoo!, Inc. *.............  12,672,625      219,236,412
Yum! Brands, Inc. .........   4,278,919      139,535,549
Zimmer Holdings, Inc. *....   2,062,242      133,138,344
Zions Bancorp Co. .........   1,045,702       40,468,667
                                         ---------------
Total Common Stocks (Cost
  $112,545,391,191)........              $92,935,982,898
                                         ===============



 *  Non-income producing security
(a) Affiliated Issuer. See following table for more information.


                                      SHARES
                                     PURCHASED   SHARES SOLD
                       NUMBER OF      FOR THE      FOR THE      NUMBER OF
                      SHARES HELD   YEAR ENDED    YEAR ENDED   SHARES HELD
SECURITY DESCRIPTION   AT 9/30/07     9/30/08      9/30/08      AT 9/30/08
--------------------  -----------   ----------   -----------   -----------
State Street Corp.
 (Cost
 $280,233,025).....    2,305,648     7,776,344    6,134,453     3,947,539



                                          REALIZED GAIN
                         INCOME EARNED   ON SHARES SOLD
                            FOR THE        DURING THE      DIVIDEND
                           YEAR ENDED      YEAR ENDED     RECEIVABLE
                            9/30/08          9/30/08      AT 9/30/08
                         -------------   --------------   ----------
                           $2,890,454      $19,363,771     $918,599




See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


ASSETS
     Investments in securities, at value (including affiliated
       investments at value of $224,536,018).......................   $ 92,935,982,898
     Cash..........................................................        389,535,241
     Receivable for investments sold...............................        162,527,751
     Receivable for SPDR's issued in-kind..........................          1,118,286
     Dividends receivable..........................................        116,722,948
                                                                      ----------------
Total Assets.......................................................     93,605,887,124
                                                                      ----------------
LIABILITIES
     Payable for investments purchased.............................        168,541,185
     Accrued Trustee expense.......................................         13,110,575
     Income distribution payable...................................        439,719,157
     Accrued expenses and other liabilities........................         21,250,474
                                                                      ----------------
Total Liabilities..................................................        642,621,391
                                                                      ----------------
NET ASSETS.........................................................   $ 92,963,265,733
                                                                      ================
NET ASSETS REPRESENTED BY:
     Paid in surplus...............................................   $122,055,127,645
     Distribution in excess of net investment income...............       (439,719,151)
     Accumulated net realized loss on investments..................     (9,042,734,468)
     Net unrealized depreciation on investments....................    (19,609,408,293)
                                                                      ----------------
NET ASSETS.........................................................   $ 92,963,265,733
                                                                      ================
NET ASSET VALUE PER SDPR...........................................   $         116.52
                                                                      ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("SPDRS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
     VALUE.........................................................        797,825,573
                                                                      ----------------
COST OF INVESTMENTS (INCLUDING COST OF AFFILIATED INVESTMENTS OF
  $280,233,025)....................................................   $112,545,391,191
                                                                      ----------------






See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------


                                                    FOR THE           FOR THE           FOR THE
                                                  YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                 SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                     2008               2007             2006
                                               ----------------   ---------------   --------------
INVESTMENT INCOME
  Dividend income - unaffiliated issuers....   $  1,628,431,147   $ 1,230,919,171   $1,039,969,618
  Dividend income - affiliated issuers......          2,890,454         1,534,780        1,232,565
                                               ----------------   ---------------   --------------
  Total Investment Income...................      1,631,321,601     1,232,453,951    1,041,202,183
                                               ----------------   ---------------   --------------
EXPENSES
     Trustee expense........................         36,310,380        39,138,318       33,325,993
     Marketing expense......................         18,115,010        12,846,106       12,253,449
     S&P license fee........................         23,977,390        22,480,686       19,060,993
     Legal and audit services...............            155,059           131,502          128,941
     Other expenses.........................          2,341,136           985,568          799,386
                                               ----------------   ---------------   --------------
Total expenses..............................         80,898,975        75,582,180       65,568,762
     Trustee expense waiver.................         (6,923,474)       (4,970,832)     (11,108,781)
                                               ----------------   ---------------   --------------
Net expenses................................         73,975,501        70,611,348       54,459,981
     Trustee earnings credits...............                 --       (18,950,100)      (8,560,492)
                                               ----------------   ---------------   --------------
Net expenses after Trustee earnings
  credits...................................         73,975,501        51,661,248       45,899,489
                                               ----------------   ---------------   --------------
NET INVESTMENT INCOME.......................      1,557,346,100     1,180,792,703      995,302,694
                                               ----------------   ---------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment transactions -- unaffiliated
       issuers..............................     (8,458,807,396)    8,384,712,286    2,976,847,607
     Investment transactions -- affiliated
       issuers..............................         19,363,771        12,487,253      (12,302,877)
  Net change in unrealized appreciation
     (depreciation) on:
     Investment transactions -- unaffiliated
       issuers..............................    (12,549,019,477)      451,101,267    2,090,504,058
     Investment transactions -- affiliated
       issuers..............................        (54,343,615)       (3,623,083)       8,531,665
                                               ----------------   ---------------   --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS...............................    (21,042,806,717)    8,844,677,723    5,063,580,453
                                               ----------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(19,485,460,617)  $10,025,470,426   $6,058,883,147
                                               ================   ===============   ==============







See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                  FOR THE            FOR THE            FOR THE
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED
                                               SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                   2008                2007               2006
                                             ----------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income................   $  1,557,346,100    $ 1,180,792,703    $   995,302,694
     Net realized gain (loss) on
       investment transactions............     (8,439,443,625)     8,397,199,539      2,964,544,730
     Net change in unrealized appreciation
       (depreciation).....................    (12,603,363,092)       447,478,184      2,099,035,723
                                             ----------------    ---------------    ---------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............    (19,485,460,617)    10,025,470,426      6,058,883,147
                                             ----------------    ---------------    ---------------
NET EQUALIZATION CREDITS AND CHARGES......        218,645,921        115,289,393         64,697,330
                                             ----------------    ---------------    ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME.......................     (1,782,447,532)    (1,323,001,746)    (1,059,134,562)
                                             ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  ISSUANCE AND REDEMPTION OF SPDRS........     35,374,061,407     12,234,823,506      5,492,844,774
                                             ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING PERIOD...........................     14,324,799,179     21,052,581,579     10,557,290,689
NET ASSETS AT BEGINNING OF PERIOD.........     78,638,466,554     57,585,884,975     47,028,594,286
                                             ----------------    ---------------    ---------------
NET ASSETS END OF PERIOD*.................   $ 92,963,265,733    $78,638,466,554    $57,585,884,975
                                             ================    ===============    ===============
* INCLUDES UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENT INCOME........   $   (439,719,151)   $  (354,299,342)   $  (212,090,299)
                                             ----------------    ---------------    ---------------







See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------


                                    FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                      2008           2007           2006           2005           2004
                                 -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
  YEAR.........................   $    152.48    $    133.53    $    122.85    $    111.78    $     99.87
                                  -----------    -----------    -----------    -----------    -----------
Investment Operations:
     Net investment income.....        2.72(4)        2.66(4)        2.32(4)        2.40(3)          1.81
     Net realized and
       unrealized gain (loss)
       on investments..........        (36.28)         18.75          10.54          10.97          11.71
                                  -----------    -----------    -----------    -----------    -----------
Total from investment
  operations...................        (33.56)         21.41          12.86          13.37          13.52
                                  -----------    -----------    -----------    -----------    -----------
Net equalization credits and
  charges......................          0.38           0.26           0.15           0.10           0.18
                                  -----------    -----------    -----------    -----------    -----------

Less distributions from:
     Net investment income.....         (2.78)         (2.72)         (2.33)         (2.40)         (1.79)
                                  -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR...   $    116.52    $    152.48    $    133.53    $    122.85    $    111.78
                                  ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN(5).....        (21.84)%        16.31%         10.64%         12.11%         13.62%

RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
     Net investment income.....          1.99%          1.86%          1.83%          2.02%          1.63%
     Total expenses(1).........          0.09%          0.08%          0.08%          0.10%          0.11%
     Total expenses excluding
       Trustee earnings
       credit..................          0.11%          0.11%          0.10%          0.10%          0.11%
     Total expenses excluding
       Trustee earnings credit
       and fee waivers.........          0.11%          0.12%          0.12%          0.13%          0.13%
Portfolio turnover rate(2).....          4.56%          2.95%          3.70%          6.01%          2.23%
Net assets, end of year
  (000's)......................   $92,963,266    $78,638,467    $57,585,885    $47,028,594    $45,715,925



--------

(1) Net of expenses reimbursed by the Trustee.

(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(3) Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.

(4) Per share numbers have been calculated using the average shares method.

(5) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see
Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Trust Agreement, the Sponsor and Trustee (each as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of material loss to be remote.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157" or the "Statement"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Trust will adopt SFAS 157 for the fiscal year beginning October 1, 2008. The Trustee is evaluating the application of the Statement to the Trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the Trust's financial statements.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)



any decline in value of the S&P Index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the S&P Index.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During 2008, the Trust reclassified $5,640,041,466 of non-taxable security losses realized in the in-kind redemption of Creation Units (Note 4) as a decrease to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2008, the Trust had capital loss carryforwards of $403,831,303, $472,492,447, $1,530,834,020, $445,024,832, $380,379,645, $1,174,140,896,
$1,056,971,322 and $916,001,003 which will expire on September 30, 2009,
September 30, 2010, September 30, 2011, September 30, 2012, September 30, 2013, September 30, 2014, September 30, 2015 and September 30, 2016, respectively. The Trust incurred losses of $2,417,956,389 during the period November 1, 2007 through September 30, 2008 that were deferred for tax purposes until fiscal 2009.

The tax character of distributions paid during the year ended September 30, 2008 was $1,782,447,532 of ordinary income. The tax character of distributions paid during the year ended September 30, 2007 was $1,323,001,746 of ordinary income. The tax character of distributions paid during the year ended September 30, 2006 was $1,059,134,562 of ordinary income.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)



As of September 30, 2008, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0 and undistributed long term capital gain of $0.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48" or the "Interpretation"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

The Trust adopted the provisions of FIN 48 on October 1, 2007. Management evaluated the implications of FIN 48 and determined that the tax positions met the "more-likely than not" threshold. There was no impact resulting from the adoption of this Interpretation on the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. It is the Trust's policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides certain administrative services. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2008:

NET ASSET VALUE OF THE TRUST     FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------     ---------------------------------------------------
                                 10/100 of 1% per annum plus or minus the Adjustment
$0 - $499,999,999                Amount
                                 8/100 of 1% per annum plus or minus the Adjustment
$500,000,000 - $2,499,999,999    Amount
                                 6/100 of 1% per annum plus or minus the Adjustment
$2,500,000,000 - and above       Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2008, the Adjustment Amount reduced the Trustee's fee by $11,258,192. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,518,089 and a Trustee earnings credit of $8,740,103. Prior to 2008, the Trustee earnings credits were presented separately on the Statements of Operation.

Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee's

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)



Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $5,918,238.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2009, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2008 was $6,923,474. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor's, a division of The McGraw Hill Companies, Inc. ("S&P") and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, NYSE Alternext US LLC, formerly the American Stock Exchange LLC (the "NYSE Alternext"), and PDR Services LLC, a wholly owned subsidiary of NYSE Alternext (the "Sponsor") have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume on NYSE Alternext or other exchange on which the product may be listed, or (ii) $125,000, the minimum annual fee.

TRANSACTIONS WITH AFFILIATED ISSUERS
Certain investments made by the Trust represent securities affiliated with the Trustee. Investments in State Street Corp., the holding company of State Street Bank & Trust Company, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2008 is listed in the Schedule of Investments.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)



NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRS were as follows:

                                 YEAR ENDED                           YEAR ENDED                          YEAR ENDED
                             SEPTEMBER 30, 2008                   SEPTEMBER 30, 2007                  SEPTEMBER 30, 2006
                     ----------------------------------   ----------------------------------   -------------------------------
                          SPDRS             AMOUNT             SPDRS             AMOUNT            SPDRS           AMOUNT
                     --------------   -----------------   --------------   -----------------   ------------   ----------------
SPDRs sold.........   3,304,850,000   $ 445,910,262,535    1,838,900,000   $ 269,830,592,741    707,000,000   $ 89,665,093,167
Dividend
  reinvestment
  SPDRs issued.....          95,213          13,008,992           80,264          11,506,562         96,447         12,194,198
SPDRs redeemed.....  (3,022,850,000)   (410,330,564,199)  (1,754,500,000)   (257,491,986,404)  (658,650,000)   (84,119,745,261)
Net income
  equalization.....              --        (218,645,921)              --        (115,289,393)            --        (64,697,330)
                     --------------   -----------------   --------------   -----------------   ------------   ----------------
Net increase
  (decrease).......     282,095,213   $  35,374,061,407       84,480,264   $  12,234,823,506     48,446,447   $  5,492,844,774
                     ==============   =================   ==============   =================   ============   ================



With the exception of the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the SPDR Clearing Process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2008, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $218,514,270,373, $183,079,120,310, $4,756,193,389, and $4,605,815,236,
respectively. At September 30, 2008, the cost of investments for federal income tax purposes was $112,790,493,803, accordingly, gross unrealized appreciation was $467,389,541 and gross unrealized depreciation was $20,321,900,446, resulting in net unrealized depreciation of $19,854,510,905.

SPDR TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST, SERIES 1

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the "Trust") at September 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2008

SPDR TRUST, SERIES 1
OTHER INFORMATION
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2008 is 97.59%.

For the fiscal year ended September 30, 2008 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                      BID/ASK PRICE(1) VS. NET ASSET VALUE
                            AS OF SEPTEMBER 30, 2008


                                             BID/ASK PRICE                     BID/ASK PRICE
                                               ABOVE NAV                         BELOW NAV
                                    ------------------------------    ------------------------------
                                    50 - 99    100 - 199      200     50 - 99    100 - 199      200
                                     BASIS       BASIS       BASIS     BASIS       BASIS       BASIS
                                     POINTS      POINTS     POINTS     POINTS      POINTS     POINTS
                                    -------    ---------    ------    -------    ---------    ------
2008............................       3           4           1         5           1           0
2007............................       0           0           0         0           0           0
2006............................       0           0           0         0           0           0
2005............................       0           0           0         0           0           0
2004............................       0           0           0         1           0           0



          COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)

The table below is provided to compare the Trust's total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.


                                CUMULATIVE TOTAL RETURN
                                -----------------------
                                                       1 YEAR      5 YEAR      10 YEAR
                                                      -------      ------      -------
SPDR Trust Series 1
  Return Based on NAV...........................      -21.84%      28.24%       34.14%
  Return Based on Bid/Ask Price.................      -21.95%      28.08%       34.13%
S&P 500 Index...................................      -21.98%      28.66%       35.20%



                               AVERAGE ANNUAL TOTAL RETURN
                               ---------------------------
                                                       1 YEAR        5 YEAR      10 YEAR
                                                      -------        ------      -------
SPDR Trust Series 1
  Return Based on NAV...........................      -21.84%         5.10%        2.98%
  Return Based on Bid/Ask Price.................      -21.95%         5.07%        2.98%
S&P 500 Index...................................      -21.98%         5.17%        3.06%


--------

   (1) Currently , the Bid/Ask Price is calculated based on the best bid and best offer on the NYSE Alternext at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the NYSE Alternext, ordinarily 4:15 p.m.

   (2) The Trust Commenced Trading on the NYSE Alternext on January 22, 1993.

SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

                                                            SPD000189 Exp: 12/09